                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2008

Check here if Amendment [ ]:       Amendment Number _______

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Toronto Dominion Investments, Inc.
Address: 909 FANIN, SUITE 1950HOUSTON, TEXAS 77010

Form 13F File Number: 28-05929

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:  Martha Gariepy
     Title: Vice President
     Phone: 718-653-8225

     Signature, Place, and Date of Signing:


     Martha Gariepy                 Houstan, Texas                 May 2nd, 2008
     [Signature]                     [City, State]                 [Date]

     Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[x] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager:

     Form 13F File Number   Name
     28-                    TD Asset Management USA, Inc.